Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 06, 2017
Registrant Name	dei_EntityRegistrantName	Brinker Capital Destinations Trust
Central Index Key	dei_EntityCentralIndexKey	0001688680
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 06, 2017
Document Effective Date	dei_DocumentEffectiveDate	Mar. 17, 2017
Prospectus Date	rr_ProspectusDate	Mar. 17, 2017